Summary of Estimated Fair Values of the Assets Acquired and Liabilities Assumed at the Acquisition Date (Detail) In Thousands	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 USD ($)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)	Sep. 30, 2010 Emerson Electric Company Motors and Controls Business USD ($)	Sep. 30, 2010 Emerson Electric Company Motors and Controls Business JPY (¥)	Sep. 30, 2010 Emerson Electric Company Motors and Controls Business Cash and cash equivalents USD ($)	Sep. 30, 2010 Emerson Electric Company Motors and Controls Business Cash and cash equivalents JPY (¥)	Sep. 30, 2010 Emerson Electric Company Motors and Controls Business Accounts receivable USD ($)	Sep. 30, 2010 Emerson Electric Company Motors and Controls Business Accounts receivable JPY (¥)	Sep. 30, 2010 Emerson Electric Company Motors and Controls Business Other current assets USD ($)	Sep. 30, 2010 Emerson Electric Company Motors and Controls Business Other current assets JPY (¥)	Sep. 30, 2010 Emerson Electric Company Motors and Controls Business Other non-current assets USD ($)	Sep. 30, 2010 Emerson Electric Company Motors and Controls Business Other non-current assets JPY (¥)	Sep. 30, 2010 Emerson Electric Company Motors and Controls Business Accounts payable USD ($)	Sep. 30, 2010 Emerson Electric Company Motors and Controls Business Accounts payable JPY (¥)	Sep. 30, 2010 Emerson Electric Company Motors and Controls Business Other current liabilities USD ($)	Sep. 30, 2010 Emerson Electric Company Motors and Controls Business Other current liabilities JPY (¥)	Sep. 30, 2010 Emerson Electric Company Motors and Controls Business Other non-current liabilities USD ($)	Sep. 30, 2010 Emerson Electric Company Motors and Controls Business Other non-current liabilities JPY (¥)
Business Acquisition [Line Items]
Estimated fair values of assets acquired								$ 60,373	¥ 5,020,000	$ 158,845	¥ 13,208,000	$ 17,066	¥ 1,419,000	$ 1,143	¥ 95,000
Inventories						92,616	7,701,000
Property, plant and equipment						245,207	20,389,000
Goodwill	987,456	82,107,000	868,683	72,231,000	71,060,000	138,437	11,511,000
Intangible assets						160,637	13,357,000
Total assets acquired						874,324	72,700,000
Total liabilities assumed						(183,500)	(15,258,000)
Net assets acquired						690,824	57,442,000
Estimated fair values of liabilities assumed																$ (115,117)	¥ (9,572,000)	$ (46,446)	¥ (3,862,000)	$ (21,937)	¥ (1,824,000)